Related Parties - Schedule of Compensation of Key Management Personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation of Key Management Personnel [Abstract]
Short-term employee benefits	$ 80,522	$ 83,147	$ 96,078
Post-employment benefits	1,080	1,264	2,318
Termination benefits		2,206
Total	$ 81,602	$ 86,617	$ 98,396